35. Lease liabilities (Table)	12 Months Ended
Dec. 31, 2020
Lease liabilities [abstract]
Summary of changes in the balance of lease liabilities

Changes in the balance of lease liabilities are presented below:

	Balance at 12.31.2019	Remeasurement / new contracts	Payment of principal and interest (*)	Interest expenses	Foreign exchange gains and losses	Cumulative translation adjustment	Transfers	Balance at 12.31.2020
In Brazil	5,504	647	(1,568)	293	812	(1,325)	(23)	4,340
Abroad	18,357	2,104	(4,248)	1,029	2,546	(2,484)	6	17,310
Total	23,861	2,751	(5,816)	1,322	3,358	(3,809)	(17)	21,650

Payments relating to liabilities held for sale			(64)
Net cash used in financing activities			(5,880)

Summary of main information by class of underlying assets

A maturity schedule of the lease arrangements (nominal amounts) is set out as follows:

Nominal Future Payments	2021	2022	2023	2024	2025	2026 onwards	Total	Recoverable taxes
Without readjustment
Vessels	2,864	2,186	1,173	693	353	1,162	8,431	247
Others	136	83	45	9	1	−	274	16
With readjusment - abroad (*)
Vessels	726	386	116	116	116	253	1,713	−
Platforms	1,503	1,295	1,268	1,224	1,192	9,569	16,051	−
With readjusment - Brazil
Vessels	337	203	150	110	75	53	928	83
Properties	101	87	90	84	84	936	1,382	14
Others	89	70	54	14	4	10	241	15
TOTAL	5,756	4,310	2,896	2,250	1,825	11,983	29,020	375
(*) Contracts signed in the U.S. Dollars.

Summary of maturity schedule of the lease arrangements

The following table presents information on leases by class of underlying assets:

Present Value of Future Payments	Discount rate (% a.a.)	Average Period	Recoverable taxes	Closing Balance	Opening Balance
Without readjustment
Vessels	3.9933	5.3 years	228	7,462	7,199
Others	2.5681	2.3 years	15	262	319
With readjusment - abroad (*)
Platforms	6.1264	13.4 years	−	10,747	12,941
Vessels	4.6173	4.1 years	−	1,530	1,050
With readjusment - Brazil
Vessels	6.7280	3.9 years	71	794	1,147
Properties	8.4268	20.8 years	11	643	859
Others	6.4310	3.3 years	13	212	346
TOTAL	5.5398	10.4 years	338	21,650	23,861
(*) Incremental nominal rate on company debt calculated from the yield curve of bonds and credit risk of the Company, as well as terms.